MARKETABLE SECURITIES AND CUSTOMER DEPOSITS (Details) - Schedule of Marketable Securities (USD $)	1 Months Ended		1 Months Ended		1 Months Ended		1 Months Ended
	Jun. 30, 2014	May 19, 2014	Jun. 30, 2014 Warrant [Member] Warrant #1 [Member]	May 19, 2014 Warrant [Member] Warrant #1 [Member]	Jun. 30, 2014 Warrant [Member] Warrant #2 [Member]	Jun. 19, 2014 Warrant [Member] Warrant #2 [Member]	Jun. 30, 2014 Convertible Debt Securities [Member]	May 19, 2014 Convertible Debt Securities [Member]
MARKETABLE SECURITIES AND CUSTOMER DEPOSITS (Details) - Schedule of Marketable Securities [Line Items]
Warrant Fair Value	$ 125,043	$ 98,532	$ 0	$ 95,866	$ 40,933	$ 2,666	$ 84,110	$ 0
Gain or Loss	26,511		(1,147)		38,267		(10,609)
Fair Value at Conversion	$ 0		$ (94,719)		$ 0		$ 94,719